Morgan Stanley Institutional Liquidity Funds
________________________________________
Annual Report - October 31, 2013
1.  Name and address of issuer

	Morgan Stanley Institutional
Liquidity Funds

2. The name of each series or class of se curities for which this Form is filed (If the Form
is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

	x

3a.  Investment Company Act File Number:

	811-21339

3b.  Securities Act File Number:

	333-104972

4a. Last day of fiscal year for which thi s Form is filed:

	October 31, 2013

4b. [] Check box if this Form is being f iled late (i.e., more than 90 calendar day s after the end of the issuer's fiscal yea
r).  (See Instruction A.2)

Note: If the Form is being filed late, inte rest must be paid on the registration fee due.

4c. [] Check box if this is the last tim e the issuer will be filing this Form.

5.  Calculation of registration fee:

	(i)  Aggregate sale price of secu
rities sold during the fiscal year pursuant
 to section 24(f):	546,777,749,707

	(ii)  Aggregate price of securities
 redeemed or repurchased during the fiscal
year:	532,745,127,302

	(iii)  Aggregate price of securities
 redeemed or repurchased during any prior fi
scal year ending no earlier than October 11,
 1995 that were not previously used to reduc
e registration fees payable to the Commissio
n:	2,581,903,615

	(iv)  Total available redemption cred
its [add items 5(ii) and 5(iii)]:	(535
,327,030,917)

	(v)  Net sales -- if item 5(i) is gr
eater than item 5(iv) [subtract item 5(iv) fr
om item 5(i)]:	11,450,718,790

	(vi)  Redemption credits available fo
r use in future years - if item 5(i) is less
than item 5(iv) [subtract item 5(iv) from ite
m 5(i)]:	0.00

	(vii)  Multiplier for determining re
gistration fee (See Instruction C.9):
  .0001288

	(viii)  Registration fee due [multi
ply item 5(v) by item 5(vii)] (enter "0" i
f no fee is due):	1,474,852.58

6.  Prepaid Shares:

	If the response to Item 5(i) was d
etermined by deducting an amount of securit
ies that were registered under the Securit
ies Act of 1933 pursuant to rule 24e-2 as
in effect before October 11, 1997, then rep
ort the amount of securities (number of sha
res or shares or other units) deducted here
:	.  If there is a number of shares o
r other units that were registered pursuant
to rule 24e-2 remaining unsold at the end of
 the fiscal year for which this form is file
d that are available for use by the issuer i
n future fiscal years, then state that numbe
r here:	.


7. Interest due -- if this Form is being fi led more than 90 days after the end of the is suer's fiscal year (see Instruction D):

	0.00

8. Total of the amount of registration fee d ue plus any interest due [line 5(viii) plus l ine 7]:

	1,474,852.58

9. Date the registration fee and any interes t payment was sent to the Commission's lockbox depository:

	Method of Delivery:

	[] Wire Transfer
	[] Mail or other means
SIGNATURES
	This report has been signed below by t
he following persons on behalf of the issuer a
nd in the capacities and on the dates indicated.
By (Signature and Title)*
/s/ Frank Smith
Frank Smith
Treasurer
Date "January 29, 2014"
*Please print the name and title of the signing
 officer below the line